Investment Portfolioas of March 31, 2026 (Unaudited)
DWS Small Mid Cap Value VIP
	Shares	Value ($)

Common Stocks 98.7%
Communication Services 2.9%
Diversified Telecommunication Services 1.7%
Bandwidth, Inc. "A"*	22,852	407,223
Liberty Global Ltd. "C"*	27,347	320,780
Liberty Latin America Ltd. "A"*	46,197	399,142
Uniti Group, Inc.	24,923	233,778
		1,360,923
Media 1.2%
EchoStar Corp. "A"*	8,719	1,020,733
Consumer Discretionary 10.4%
Broadline Retail 1.0%
Ollie's Bargain Outlet Holdings, Inc.*	9,135	840,785
Distributors 1.1%
Gold.com, Inc.	23,394	937,632
Diversified Consumer Services 1.3%
Laureate Education, Inc.*	6,033	210,190
McGraw Hill, Inc.*	45,847	628,104
Phoenix Education Partners, Inc. (a)	7,873	247,684
		1,085,978
Hotels, Restaurants & Leisure 2.1%
Dine Brands Global, Inc.	12,254	321,545
El Pollo Loco Holdings, Inc.*	15,065	208,801
Navan, Inc. "A"* (a)	35,526	470,364
Travel & Leisure Co.	10,326	714,456
		1,715,166
Leisure Products 1.1%
Hasbro, Inc.	10,105	945,828
Specialty Retail 2.4%
AutoNation, Inc.*	1,957	382,124
Gap, Inc.	37,411	905,346
Group 1 Automotive, Inc.	829	274,092
Winmark Corp.	923	394,629
		1,956,191
Textiles, Apparel & Luxury Goods 1.4%
Ralph Lauren Corp.	3,376	1,161,310
Consumer Staples 3.1%
Beverages 0.2%
Primo Brands Corp.	11,148	209,917
Food Products 2.6%
B&G Foods, Inc. (a)	123,245	592,808
Freshpet, Inc.*	5,321	313,726

Lamb Weston Holdings, Inc.	8,133	343,701
Seaboard Corp.	119	672,828
Utz Brands, Inc.	27,154	215,060
		2,138,123
Tobacco 0.3%
Universal Corp.	4,119	217,071
Energy 6.8%
Energy Equipment & Services 0.7%
Nabors Industries Ltd.*	2,334	200,864
Transocean Ltd.*	30,667	203,322
Valaris Ltd.*	2,072	203,139
		607,325
Oil, Gas & Consumable Fuels 6.1%
Antero Midstream Corp.	51,152	1,166,266
APA Corp.	20,329	862,763
California Resources Corp.	8,628	597,230
CNX Resources Corp.*	5,192	200,152
Permian Resources Corp. "A"	63,340	1,350,409
Talos Energy, Inc.*	25,708	405,158
W&T Offshore, Inc. (a)	140,916	480,523
		5,062,501
Financials 18.6%
Banks 7.5%
First BanCorp.	72,190	1,541,979
First Financial Corp.	10,822	683,950
Hancock Whitney Corp.	22,937	1,458,564
Hilltop Holdings, Inc.	15,395	551,449
Triumph Financial, Inc.*	6,920	412,847
UMB Financial Corp.	14,029	1,582,331
		6,231,120
Capital Markets 4.0%
Affiliated Managers Group, Inc.	4,563	1,262,582
Donnelley Financial Solutions, Inc.*	11,817	557,053
Evercore, Inc. "A"	3,073	917,321
Invesco Ltd.	23,034	559,496
		3,296,452
Consumer Finance 0.4%
SoFi Technologies, Inc.*	22,561	358,269
Financial Services 4.0%
Affirm Holdings, Inc.*	6,608	302,779
Corebridge Financial, Inc.	17,411	415,426
Enact Holdings, Inc.	15,406	628,719
Essent Group Ltd.	7,046	411,768
MGIC Investment Corp.	22,988	603,435
NMI Holdings, Inc.*	5,772	216,508
Radian Group, Inc.	23,178	766,728
		3,345,363
Insurance 1.9%
Assurant, Inc.	1,392	303,192
Everest Group Ltd.	1,810	591,598

Globe Life, Inc.	1,900	264,423
RLI Corp.	7,731	440,976
		1,600,189
Mortgage Real Estate Investment Trusts (REITs) 0.8%
Rithm Capital Corp.	73,146	693,424
Health Care 7.7%
Biotechnology 4.8%
Exelixis, Inc.*	8,937	383,308
Ionis Pharmaceuticals, Inc.*	12,600	946,134
Revolution Medicines, Inc.*	19,994	1,944,416
United Therapeutics Corp.*	1,253	743,004
		4,016,862
Pharmaceuticals 2.9%
Jazz Pharmaceuticals PLC*	7,671	1,450,203
Ligand Pharmaceuticals, Inc.*	4,631	924,579
		2,374,782
Industrials 19.2%
Aerospace & Defense 2.1%
Huntington Ingalls Industries, Inc.	4,609	1,750,959
Building Products 2.6%
Advanced Drainage Systems, Inc.	4,689	643,003
Armstrong World Industries, Inc.	4,115	678,152
Owens Corning	7,827	847,038
		2,168,193
Construction & Engineering 2.9%
API Group Corp.*	37,128	1,504,427
MasTec, Inc.*	2,752	885,428
		2,389,855
Electrical Equipment 4.5%
EnerSys	9,281	1,612,295
nVent Electric PLC	7,763	918,208
Sensata Technologies Holding PLC	35,616	1,254,395
		3,784,898
Ground Transportation 0.9%
Landstar System, Inc.	2,321	372,079
RXO, Inc.*	24,624	360,003
		732,082
Machinery 0.8%
Worthington Enterprises, Inc.	13,482	702,951
Marine Transportation 0.6%
Kirby Corp.*	3,779	502,154
Passenger Airlines 1.0%
Frontier Group Holdings, Inc.*	105,439	372,200
SkyWest, Inc.*	4,557	418,469
		790,669
Professional Services 3.5%
FTI Consulting, Inc.*	2,448	432,733
ICF International, Inc.	5,904	385,472
Korn Ferry	14,428	908,243

Resolute Holdings Management, Inc.* (a)	1,450	235,335
Willdan Group, Inc.*	12,404	949,650
		2,911,433
Trading Companies & Distributors 0.3%
DNOW, Inc.*	23,639	281,541
Information Technology 11.4%
Communications Equipment 3.6%
Applied Optoelectronics, Inc.*	8,161	690,339
Ciena Corp.*	5,287	2,052,572
Viasat, Inc.*	6,206	284,235
		3,027,146
Electronic Equipment, Instruments & Components 4.7%
Avnet, Inc.	21,824	1,344,795
Coherent Corp.*	3,133	746,312
Itron, Inc.*	9,251	829,167
Powerfleet, Inc. NJ*	107,822	332,092
TD SYNNEX Corp.	3,778	637,386
		3,889,752
Semiconductors & Semiconductor Equipment 0.4%
Onto Innovation, Inc.*	1,733	355,386
Software 2.7%
Bit Digital, Inc.* (a)	166,162	217,672
Core Scientific, Inc.*	24,060	359,938
Hut 8 Corp.*	15,629	733,157
MARA Holdings, Inc.* (a)	28,577	233,188
Riot Platforms, Inc.*	36,499	451,128
SailPoint, Inc.* (a)	16,414	217,321
		2,212,404
Materials 6.3%
Chemicals 1.1%
Avient Corp.	7,767	281,942
RPM International, Inc.	6,512	647,293
		929,235
Containers & Packaging 1.1%
Ranpak Holdings Corp.*	84,652	302,207
Silgan Holdings, Inc.	16,150	626,620
		928,827
Metals & Mining 4.1%
Alpha Metallurgical Resources, Inc.*	2,452	503,322
Constellium SE*	30,767	756,253
Reliance, Inc.	3,259	990,475
Royal Gold, Inc.	2,441	621,210
Worthington Steel, Inc.	17,467	530,124
		3,401,384
Real Estate 8.0%
Diversified REITs 1.3%
Alpine Income Property Trust, Inc.	16,277	292,986
Global Net Lease, Inc.	85,680	801,965
		1,094,951

Health Care REITs 1.9%
Healthcare Realty Trust, Inc.	32,819	557,595
Omega Healthcare Investors, Inc.	23,952	1,049,577
		1,607,172
Industrial REITs 1.5%
STAG Industrial, Inc.	33,727	1,216,196
Office REITs 0.3%
BXP, Inc.	4,739	245,954
Specialized REITs 3.0%
Gaming and Leisure Properties, Inc.	31,688	1,405,996
Gladstone Land Corp.	33,319	339,854
Rayonier, Inc.	18,006	371,284
Safehold, Inc.	28,878	390,719
		2,507,853
Utilities 4.3%
Electric Utilities 2.7%
IDACORP, Inc.	8,688	1,242,123
Otter Tail Corp.	5,243	460,178
Portland General Electric Co.	9,901	522,476
		2,224,777
Gas Utilities 1.6%
ONE Gas, Inc.	5,421	466,911
UGI Corp.	25,316	922,009
		1,388,920
Total Common Stocks (Cost $61,640,518)		82,220,636

Rights 0.1%
Consumer Staples
TreeHouse Foods, Inc.,* (b) (Cost $71,597)	37,097	71,597

Securities Lending Collateral 3.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (c) (d) (Cost $2,903,925)	2,903,925	2,903,925

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 3.66% (c) (Cost $465,292)	465,292	465,292

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $65,081,332)	102.9	85,661,450
Other Assets and Liabilities, Net	(2.9)	(2,381,167)
Net Assets	100.0	83,280,283
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Securities Lending Collateral 3.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (c) (d)
2,623,645	280,280 (e)	—	—	—	1,045	—	2,903,925	2,903,925
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 3.66% (c)
338,547	3,639,599	3,512,854	—	—	9,941	—	465,292	465,292
2,962,192	3,919,879	3,512,854	—	—	10,986	—	3,369,217	3,369,217

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2026 amounted to $2,554,695, which is 3.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$82,220,636	$—	$—	$82,220,636
Rights	—	—	71,597	71,597
Short-Term Investments (a)	3,369,217	—	—	3,369,217
Total	$85,589,853	$—	$71,597	$85,661,450

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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